Share Based Payments - RSU activity (Details)	12 Months Ended
Dec. 31, 2023 shares
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	146,285
Granted (in shares)	342,548
Ending balance (in shares)	488,833
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	759,696
Granted (in shares)	745,345
Released (in shares)	(443,768)
Forfeited (in shares)	(42,087)
Ending balance (in shares)	1,019,186